CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Disposal of a subsidiary, net of cash disposed	¥ 68,747	¥ 0	¥ 16,043
Acquisition of subsidiary, net of cash acquired	¥ 86,487	¥ 86,487	¥ 86,487